Restricted Cash	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Restricted Cash [Abstract]
RESTRICTED CASH

NOTE 4 — RESTRICTED CASH

As of March 31, 2023 and December 31, 2022, the Company had $45.0 million and $44.8 million of restricted cash, respectively, of which (i) $29.5 million (2022: $29.5 million) was held in certain bank accounts on behalf of the Company’s customers and (ii) $15.5 million (2022: $15.3 million) was held in an escrow account in connection with the Meteora Backstop Agreement.

For the funds held on behalf of the customers, the Company is acted as a custodian to manage the assets and investment portfolio on behalf of its customers under the terms of certain contractual agreements, which the Company does not have the right to use for any purposes, other than managing the portfolio. Upon receiving escrow funds, the Company records a corresponding escrow liability.

Pursuant to the Meteora Backstop Agreement, the fund held in the escrow account for the forward share purchase is restricted to the Company for the nine months following the consummation of the Business Combination in November 2022, unless the investors sells the shares in the market or redeems the shares. Notwithstanding the sale of shares by the investors, the restricted cash will be used to settle any of the Company’s repurchase obligations.

NOTE 5 — RESTRICTED CASH

As of December 31, 2022, the Company had $44.8 million of restricted cash, of which (i) $29.5 million (2021: $34.5 million) was held in certain bank accounts on behalf of the Company’s customers and (ii) $15.3 million (2021: Nil) was held in an escrow account in connection with the Meteora Backstop Agreement.

For the funds held on behalf of the customers, the Company is acted as a custodian to manage the assets and investment portfolio on behalf of its customers under the terms of certain contractual agreements, which the Company does not have the right to use for any purposes, other than managing the portfolio. Upon receiving escrow funds, the Company records a corresponding escrow liability.

Pursuant to the Meteora Backstop Agreement, the fund held in the escrow account for the forward share purchase is restricted to the Company for the nine months following the consummation of the Business Combination, unless Meteora sells the shares in the market or redeems the shares in nine months after the closing of the Business Combination. Notwithstanding the sale of shares by Meteora, the restricted cash will be used to settle any of the Company’s repurchase obligations.